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Supplement to Prospectus, Summary Prospectus, and Statement of Additional Information
dated March 1, 2025

Embark Commodity Strategy Fund
February 20, 2026
Effective March 1, 2026, Jason Alonzo will no longer serve as Portfolio Manager of Embark Commodity Strategy Fund (the “Fund”), and all references to him in the Prospectus, Summary Prospectus, and Statement of Additional Information will be removed. The Fund will continue to be managed by the remaining portfolio managers using a team approach.
Investors Should Retain This Supplement For Future Reference
S0226.SP.P.SAI.HFII